Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets
Schedule of intangible assets
Cost	Licenses	Patents and drug approvals	Brand names and trademarks	Customer list	Software	Total
At December 31, 2021	$1,176	$24,334	$4,549	$5,547	$446	$36,052
Additions	-	-	-	-	296	296
Effect of movements in exchange rates	80	1,662	311	379	39	2,471
At December 31, 2022	$1,256	$25,996	$4,860	$5,926	$781	$38,819
Additions	-	-	-	-	270	270
Effect of movements in exchange rates	(29)	(610)	(114)	(139)	(20)	(912)
At December 31, 2023	$1,227	$25,386	$4,746	$5,787	$1,031	$38,177

Accumulated amortization	Licenses	Patents and drug approvals	Brand names and trademarks	Customer list	Software	Total
At December 31, 2021	$175	$19,123	$4,107	$1,435	$-	$24,840
Amortization	172	589	50	709	74	1,594
Effect of movements in exchange rates	19	1,330	284	126	2	1,761
At December 31, 2022	$366	$21,042	$4,441	$2,270	$76	$28,195
Amortization	178	611	52	735	160	1,736
Effect of movements in exchange rates	(12)	(506)	(105)	(68)	(3)	(694)
At December 31, 2023	$532	$21,147	$4,388	$2,937	$233	$29,237

Carrying amounts	Licenses	Patents and drug approvals	Brand names and trademarks	Customer list	Software	Total
At December 31, 2022	$890	$4,954	$419	$3,656	$705	$10,624
At December 31, 2023	$695	$4,239	$358	$2,850	$798	$8,940